Average Annual Total Returns - VIPFreedomFunds-InitialServiceService2ComboPRO - VIPFreedomFunds-InitialServiceService2ComboPRO - VIP Freedom 2055 Portfolio	Apr. 29, 2023
VIP Freedom 2055 Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	(18.46%)
Since Inception	6.69%	[1]
VIP Freedom 2055 Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	(18.36%)
Since Inception	6.84%	[2]
VIP Freedom 2055 Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	(18.26%)
Since Inception	6.95%	[3]
SP001
Average Annual Return:
Past 1 year	(18.11%)
Since Inception	9.78%
IXWG1
Average Annual Return:
Past 1 year	(18.14%)
Since Inception	5.66%

[1]	C From April 11, 2019
[2]	B From April 11, 2019
[3]	A From April 11, 2019